Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2017
Advances to suppliers [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers as of December 31, 2017 and 2016 consisted of the following:
	December 31,
	2017	2016

Advances to suppliers	$226	$-
	$226	$-